UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (98.2%)[1]
Consumer Discretionary (20.1%)
*	Amazon.com Inc.	512,070	222,284
	Home Depot Inc.	1,371,804	152,449
*	O'Reilly Automotive Inc.	499,801	112,945
	Comcast Corp. Class A	1,647,059	99,054
	Lowe's Cos. Inc.	1,401,535	93,861
	NIKE Inc. Class B	827,767	89,415
*	Netflix Inc.	134,369	88,272
*	Priceline Group Inc.	72,144	83,064
	TJX Cos. Inc.	1,233,458	81,618
	Starbucks Corp.	1,293,788	69,366
	Ross Stores Inc.	1,383,792	67,266
	Wyndham Worldwide Corp.	717,316	58,755
*	Chipotle Mexican Grill Inc. Class A	90,526	54,767
	Expedia Inc.	472,600	51,679
*,^ Tesla Motors Inc.		192,092	51,531
	Marriott International Inc. Class A	682,245	50,752
*	Under Armour Inc. Class A	558,974	46,641
	Inditex SA ADR	2,779,704	45,115
*	LKQ Corp.	1,334,142	40,351
	Advance Auto Parts Inc.	253,282	40,345
	PulteGroup Inc.	1,973,812	39,772
	Dunkin' Brands Group Inc.	672,405	36,982
	Walt Disney Co.	306,800	35,018
*	Hilton Worldwide Holdings Inc.	1,235,879	34,048
*	JD.com Inc. ADR	764,086	26,055
	Dollar General Corp.	286,606	22,281
	Wolverine World Wide Inc.	717,635	20,438
	Scripps Networks Interactive Inc. Class A	291,089	19,028
*	Urban Outfitters Inc.	519,085	18,168
*	Michaels Cos. Inc.	672,745	18,104
*	Ulta Salon Cosmetics & Fragrance Inc.	116,915	18,058
	Tractor Supply Co.	191,440	17,218
	Whirlpool Corp.	96,549	16,708
	Brunswick Corp.	312,727	15,905
*	Jarden Corp.	302,747	15,667
	BorgWarner Inc.	270,060	15,350
	Harman International Industries Inc.	128,887	15,330
	DSW Inc. Class A	457,855	15,279
	CBS Corp. Class B	273,600	15,185
*	IMAX Corp.	371,734	14,970
	L Brands Inc.	165,392	14,179
	Hanesbrands Inc.	412,260	13,737
	Carter's Inc.	124,935	13,281
*	Discovery Communications Inc.	415,495	12,914
	Starwood Hotels & Resorts Worldwide Inc.	158,090	12,820
	Service Corp. International	424,275	12,486
	GNC Holdings Inc. Class A	280,431	12,474
	Delphi Automotive plc	138,900	11,819
*	Bright Horizons Family Solutions Inc.	194,226	11,226

Comcast Corp. Special Class A	186,500	11,179
* Vipshop Holdings Ltd. ADR	471,953	10,501
* Discovery Communications Inc. Class A	310,053	10,312
Macy's Inc.	147,800	9,972
* DISH Network Corp. Class A	141,600	9,588
Harley-Davidson Inc.	168,715	9,507
* lululemon athletica Inc.	136,002	8,881
* Toll Brothers Inc.	232,100	8,864
* NVR Inc.	6,600	8,844
* Sirius XM Holdings Inc.	2,276,900	8,493
* Dollar Tree Inc.	105,071	8,300
Wynn Resorts Ltd.	83,258	8,215
Cablevision Systems Corp. Class A	337,000	8,068
* CarMax Inc.	120,525	7,980
* AutoZone Inc.	11,100	7,403
Royal Caribbean Cruises Ltd.	81,300	6,397
* DIRECTV	66,400	6,161
Foot Locker Inc.	84,100	5,636
Goodyear Tire & Rubber Co.	170,500	5,141
* MGM Resorts International	276,484	5,046
Twenty-First Century Fox Inc.	136,700	4,404
Gap Inc.	80,600	3,077
Time Warner Inc.	32,700	2,858
Twenty-First Century Fox Inc. Class A	84,800	2,760
* Liberty Global plc	35,101	1,777
Aramark	22,100	684
		2,324,078
Consumer Staples (5.2%)
Costco Wholesale Corp.	907,029	122,503
Mondelez International Inc. Class A	1,993,212	82,001
CVS Health Corp.	768,771	80,629
* Monster Beverage Corp.	501,504	67,211
Estee Lauder Cos. Inc. Class A	551,198	47,767
Anheuser-Busch InBev NV ADR	373,882	45,116
Colgate-Palmolive Co.	476,191	31,148
* Hain Celestial Group Inc.	241,100	15,879
PepsiCo Inc.	158,600	14,804
Brown-Forman Corp. Class B	135,343	13,559
Kroger Co.	177,400	12,863
* United Natural Foods Inc.	187,614	11,947
Sysco Corp.	251,116	9,065
Coty Inc. Class A	275,100	8,795
Clorox Co.	82,500	8,581
^ Pilgrim's Pride Corp.	341,400	7,842
Mead Johnson Nutrition Co.	71,881	6,485
Altria Group Inc.	124,000	6,065
Walgreens Boots Alliance Inc.	34,200	2,888
Hormel Foods Corp.	26,800	1,511
		596,659
Energy (1.8%)
Cabot Oil & Gas Corp.	1,240,352	39,121
Baker Hughes Inc.	374,116	23,083
* Cameron International Corp.	346,820	18,163
Schlumberger Ltd.	198,400	17,100
* Carrizo Oil & Gas Inc.	332,670	16,381
Core Laboratories NV	104,475	11,914

* Weatherford International plc	883,980	10,846
* Gulfport Energy Corp.	256,615	10,329
* Continental Resources Inc.	230,879	9,787
* FMC Technologies Inc.	216,300	8,974
Valero Energy Corp.	136,700	8,557
Tesoro Corp.	97,400	8,222
Plains GP Holdings LP Class A	303,500	7,842
* Southwestern Energy Co.	300,070	6,821
Superior Energy Services Inc.	240,685	5,064
* InterOil Corp.	82,081	4,941
		207,145
Financials (5.6%)
Moody's Corp.	494,024	53,335
Goldman Sachs Group Inc.	239,919	50,093
Morgan Stanley	1,280,776	49,681
Bank of America Corp.	2,565,995	43,673
Intercontinental Exchange Inc.	191,528	42,828
Public Storage	229,324	42,280
JPMorgan Chase & Co.	560,717	37,994
American International Group Inc.	566,884	35,045
Aon plc	271,124	27,026
Raymond James Financial Inc.	410,141	24,436
American Tower Corporation	248,755	23,206
Citigroup Inc.	365,000	20,163
* Signature Bank	125,349	18,350
* Affiliated Managers Group Inc.	83,265	18,202
American Express Co.	225,250	17,506
* E*TRADE Financial Corp.	566,258	16,959
Waddell & Reed Financial Inc. Class A	312,816	14,799
T. Rowe Price Group Inc.	177,455	13,794
Ameriprise Financial Inc.	80,400	10,044
Allied World Assurance Co. Holdings AG	223,634	9,665
WisdomTree Investments Inc.	403,491	8,863
Northern Trust Corp.	114,900	8,785
Voya Financial Inc.	179,000	8,318
Simon Property Group Inc.	46,100	7,976
* Berkshire Hathaway Inc. Class B	56,400	7,677
* SVB Financial Group	50,480	7,268
Health Care REIT Inc.	92,000	6,038
Legg Mason Inc.	98,700	5,086
General Growth Properties Inc.	191,000	4,901
* Realogy Holdings Corp.	90,400	4,224
Jones Lang LaSalle Inc.	24,300	4,155
Kilroy Realty Corp.	49,900	3,351
Prologis Inc.	45,500	1,688
Ventas Inc.	23,700	1,472
Crown Castle International Corp.	9,700	779
		649,660
Health Care (21.4%)
Gilead Sciences Inc.	1,934,276	226,465
* Biogen Inc.	380,597	153,738
Bristol-Myers Squibb Co.	2,164,213	144,007
* Celgene Corp.	1,043,501	120,770
* Allergan plc	368,543	111,838
Amgen Inc.	719,643	110,480
* BioMarin Pharmaceutical Inc.	744,394	101,818

* Vertex Pharmaceuticals Inc.	761,332	94,009
Aetna Inc.	727,658	92,747
Merck & Co. Inc.	1,403,434	79,897
* Illumina Inc.	346,759	75,718
Eli Lilly & Co.	804,079	67,133
Medtronic plc	850,627	63,031
* Alexion Pharmaceuticals Inc.	341,464	61,726
CR Bard Inc.	337,649	57,637
Becton Dickinson and Co.	381,755	54,076
Zimmer Biomet Holdings Inc.	408,031	44,569
Novo Nordisk A/S ADR	778,928	42,654
Cardinal Health Inc.	486,065	40,659
Shire plc ADR	167,905	40,547
* HCA Holdings Inc.	392,315	35,591
* Centene Corp.	430,468	34,610
Cooper Cos. Inc.	189,063	33,648
Johnson & Johnson	320,328	31,219
AstraZeneca plc ADR	448,605	28,581
Anthem Inc.	166,384	27,310
* Varian Medical Systems Inc.	321,904	27,146
* Medivation Inc.	237,494	27,122
AbbVie Inc.	357,100	23,994
Perrigo Co. plc	129,652	23,964
* Cerner Corp.	333,696	23,045
Agilent Technologies Inc.	592,810	22,871
UnitedHealth Group Inc.	182,700	22,289
Zoetis Inc.	458,450	22,106
Thermo Fisher Scientific Inc.	149,190	19,359
ResMed Inc.	318,895	17,976
* Incyte Corp.	168,175	17,526
* Mylan NV	242,292	16,442
* MEDNAX Inc.	215,334	15,958
Universal Health Services Inc. Class B	110,358	15,682
* PAREXEL International Corp.	224,101	14,412
Cigna Corp.	88,300	14,305
HealthSouth Corp.	289,067	13,314
* Express Scripts Holding Co.	146,855	13,061
* Sirona Dental Systems Inc.	124,725	12,525
* Align Technology Inc.	190,075	11,920
* Mallinckrodt plc	100,360	11,814
Humana Inc.	58,826	11,252
* Edwards Lifesciences Corp.	76,800	10,939
* DexCom Inc.	132,748	10,617
* Akorn Inc.	239,815	10,470
* Mettler-Toledo International Inc.	30,500	10,415
* Quintiles Transnational Holdings Inc.	133,100	9,664
* United Therapeutics Corp.	54,700	9,515
* Alkermes plc	141,332	9,093
* Jazz Pharmaceuticals plc	44,730	7,876
* Molina Healthcare Inc.	95,735	6,730
AmerisourceBergen Corp. Class A	45,400	4,828
McKesson Corp.	21,200	4,766
Abbott Laboratories	86,200	4,231
* Charles River Laboratories International Inc.	42,000	2,954
		2,474,659
Industrials (8.3%)
Boeing Co.	922,253	127,935

Honeywell International Inc.	791,700	80,730
United Parcel Service Inc. Class B	599,405	58,088
* TransDigm Group Inc.	257,268	57,800
Danaher Corp.	523,621	44,817
Rockwell Automation Inc.	249,394	31,084
JB Hunt Transport Services Inc.	359,497	29,511
* IHS Inc. Class A	226,319	29,111
* Stericycle Inc.	203,529	27,255
Wabtec Corp.	246,002	23,183
Equifax Inc.	218,041	21,170
AMETEK Inc.	380,583	20,848
Pentair plc	296,920	20,413
American Airlines Group Inc.	494,175	19,735
Cintas Corp.	227,600	19,253
Carlisle Cos. Inc.	181,405	18,162
* United Rentals Inc.	201,195	17,629
3M Co.	104,000	16,047
Fastenal Co.	362,025	15,270
Lockheed Martin Corp.	79,400	14,760
* Spirit Airlines Inc.	229,048	14,224
Roper Technologies Inc.	78,976	13,620
* Copart Inc.	357,436	12,682
Snap-on Inc.	78,810	12,551
MSC Industrial Direct Co. Inc. Class A	163,680	11,420
Acuity Brands Inc.	62,875	11,316
Delta Air Lines Inc.	268,100	11,014
Illinois Tool Works Inc.	119,400	10,960
Southwest Airlines Co.	324,200	10,728
* United Continental Holdings Inc.	199,600	10,581
* Armstrong World Industries Inc.	188,595	10,048
CEB Inc.	113,695	9,898
PACCAR Inc.	151,800	9,686
* Hertz Global Holdings Inc.	522,880	9,475
KAR Auction Services Inc.	246,643	9,224
Expeditors International of Washington Inc.	196,245	9,048
Alaska Air Group Inc.	139,100	8,962
Flowserve Corp.	162,795	8,573
Watsco Inc.	68,080	8,424
Masco Corp.	304,300	8,116
Donaldson Co. Inc.	226,330	8,103
* Quanta Services Inc.	252,975	7,291
Robert Half International Inc.	118,200	6,560
Huntington Ingalls Industries Inc.	54,400	6,125
B/E Aerospace Inc.	107,873	5,922
* Kirby Corp.	74,486	5,710
* Verisk Analytics Inc. Class A	76,830	5,590
Union Pacific Corp.	57,000	5,436
Rockwell Collins Inc.	21,400	1,976
Textron Inc.	34,500	1,540
FedEx Corp.	9,000	1,534
Caterpillar Inc.	17,200	1,459
		960,597
Information Technology (31.5%)
Apple Inc.	4,983,323	625,033
* Facebook Inc. Class A	2,511,988	215,441
* Google Inc. Class C	396,573	206,420
Oracle Corp.	4,631,297	186,641

Microsoft Corp.	3,754,869	165,778
MasterCard Inc. Class A	1,255,403	117,355
Cisco Systems Inc.	3,836,970	105,363
* Alliance Data Systems Corp.	353,964	103,336
Visa Inc. Class A	1,470,436	98,740
* Salesforce.com inc	1,279,066	89,061
Altera Corp.	1,659,449	84,964
Intuit Inc.	750,197	75,597
* Check Point Software Technologies Ltd.	885,406	70,434
* F5 Networks Inc.	573,529	69,024
* Google Inc. Class A	114,037	61,585
* Alibaba Group Holding Ltd. ADR	700,646	57,642
* Red Hat Inc.	753,478	57,212
QUALCOMM Inc.	882,313	55,259
Paychex Inc.	1,049,783	49,214
* Electronic Arts Inc.	738,999	49,144
* LinkedIn Corp. Class A	233,232	48,193
* Cognizant Technology Solutions Corp. Class A	781,520	47,743
Maxim Integrated Products Inc.	1,364,637	47,182
Broadcom Corp. Class A	889,008	45,775
* eBay Inc.	751,149	45,249
* Adobe Systems Inc.	531,469	43,054
Linear Technology Corp.	923,427	40,843
* Workday Inc. Class A	487,638	37,251
Amphenol Corp. Class A	639,009	37,043
Activision Blizzard Inc.	1,495,505	36,206
Western Digital Corp.	431,158	33,811
Global Payments Inc.	311,082	32,181
Skyworks Solutions Inc.	308,358	32,100
* Fiserv Inc.	379,613	31,443
* Twitter Inc.	859,524	31,132
Microchip Technology Inc.	623,703	29,579
* Splunk Inc.	408,142	28,415
Tencent Holdings Ltd.	1,195,262	23,901
* FireEye Inc.	481,669	23,558
Amdocs Ltd.	429,569	23,450
* Baidu Inc. ADR	117,090	23,310
* FleetCor Technologies Inc.	146,996	22,940
* Fortinet Inc.	542,025	22,402
* NXP Semiconductors NV	218,672	21,474
CDW Corp.	620,041	21,255
FactSet Research Systems Inc.	130,616	21,226
Atmel Corp.	1,947,303	19,191
* Akamai Technologies Inc.	260,295	18,174
Accenture plc Class A	177,700	17,198
* Gartner Inc.	197,832	16,970
Jack Henry & Associates Inc.	246,794	15,968
* Vantiv Inc. Class A	372,348	14,220
* VeriFone Systems Inc.	415,415	14,108
* Rackspace Hosting Inc.	353,300	13,139
Avago Technologies Ltd. Class A	97,752	12,994
Analog Devices Inc.	197,656	12,687
Lam Research Corp.	148,861	12,110
Fair Isaac Corp.	122,642	11,134
Fidelity National Information Services Inc.	176,055	10,880
* Qorvo Inc.	128,314	10,300
CDK Global Inc.	186,422	10,063

*	Flextronics International Ltd.			690,300	7,807
	Jabil Circuit Inc.			327,400	6,970
*	Synaptics Inc.			80,139	6,951
*	Cadence Design Systems Inc.			329,701	6,482
*	Zebra Technologies Corp.			58,360	6,481
	FLIR Systems Inc.			168,455	5,192
*	Autodesk Inc.			97,315	4,873
*	VMware Inc. Class A			27,800	2,384
*	Euronet Worldwide Inc.			29,333	1,810
*	LendingClub Corp.			47,019	694
*	Fitbit Inc.			16,032	613
					3,653,352
Materials (2.1%)
	Sherwin-Williams Co.			360,125	99,042
	Monsanto Co.			299,626	31,937
	Ashland Inc.			166,160	20,255
*	WR Grace & Co.			161,870	16,235
	PolyOne Corp.			371,070	14,535
	Cytec Industries Inc.			222,087	13,443
	Eagle Materials Inc.			159,897	12,205
	Worthington Industries Inc.			343,295	10,319
	CF Industries Holdings Inc.			139,150	8,945
	Valspar Corp.			99,100	8,108
*	Axalta Coating Systems Ltd.			208,000	6,881
	International Flavors & Fragrances Inc.			41,600	4,546
	NewMarket Corp.			3,600	1,598
					248,049
Other (1.0%)
2	Vanguard Growth ETF			1,044,900	111,857

Telecommunication Services (1.2%)
	Verizon Communications Inc.			1,667,066	77,702
*	SBA Communications Corp. Class A			442,938	50,925
	Cogent Communications Holdings Inc.			279,224	9,449
					138,076
Total Common Stocks (Cost $7,826,753)					11,364,132
		Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (1.8%)
[3,4] Vanguard Market Liquidity Fund		0.137%		216,643,763	216,644

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.2%)
	Bank of America Securities, LLC
	(Dated 6/30/15, Repurchase Value
	$22,300,000, collateralized by Federal
	Farm Credit Bank 3.180%-3.940%,
	11/15/32-11/13/34, and Federal Home Loan
	Bank 3.000%-4.700%, 11/8/27-7/25/33,
	with a value of $22,749,000)	0.120%	7/1/15	22,300	22,300

U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes		0.085%	7/24/15	2,000	2,000

[5,6] Federal Home Loan Bank Discount Notes	0.088%-0.090%	7/31/15	1,700	1,700
[5,6] Federal Home Loan Bank Discount Notes	0.090%	9/11/15	3,000	2,999
[5,6] Federal Home Loan Bank Discount Notes	0.150%	11/13/15	200	200
[6,7] Freddie Mac Discount Notes	0.118%	7/31/15	200	200
				7,099
Total Temporary Cash Investments (Cost $246,043)				246,043
Total Investments (100.3%) (Cost $8,072,796)				11,610,175
Other Assets and Liabilities-Net (-0.3%)[3]				(31,365)
Net Assets (100%)				11,578,810

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,943,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 1.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Includes $25,140,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,299,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Morgan Growth Fund

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,340,231	23,901	—
Temporary Cash Investments	216,644	29,399	—
Futures Contracts—Assets[1]	205	—	—
Futures Contracts—Liabilities[1]	(47)	—	—
Total	11,557,033	53,300	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Morgan Growth Fund

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2015	129	66,254	(799)
E-mini S&P 500 Index	September 2015	12	1,233	(1)
				(800)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2015, the cost of investment securities for tax purposes was $8,072,796,000. Net unrealized appreciation of investment securities for tax purposes was $3,537,379,000, consisting of unrealized gains of $3,649,736,000 on securities that had risen in value since their purchase and $112,357,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

VANGUARD MORGAN GROWTH FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.